Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation

8. Stock-Based Compensation

The Company recorded stock-based compensation expense in the following categories on the accompanying condensed consolidated statements of operations for the periods presented (in thousands):

	Three Months Ended March 31,
	2025	2024
Cost of revenue	$3	$4
General and administrative	201	127
Sales and marketing	1	2
Research and development	3	4
Total stock-based compensation expense	$208	$137

11. Stock Based Compensation

Equity Incentive Plan – Summary

2020 Equity Incentive Plan

In 2020, the Company adopted the 2020 Equity Incentive Plan (the “2020 Plan”) to provide long-term incentive for its employees and non-employee service providers. On November 7, 2023, as part of the Business Combination, the 2020 Plan was cancelled and all vested shares were exercised and converted at the appropriate conversion ratio to Common Stock of the Company.

2022 Equity Incentive Plan

In 2023, the Company’s Board of Directors adopted the 2022 Equity Incentive Plan (the “2022 Plan”) and reserved an amount of shares of Common Stock equal to 10% of the number of shares of Common Stock of OneMedNet immediately following the Business Combination. The 2022 Plan was approved by the Legacy ONMD Board of Directors on October 17, 2023. The 2022 Plan became effective immediately upon the closing of the Business Combination and replaced the 2020 Plan. As of December 31, 2024, the Company had 384,819 shares available for issuance under the 2022 Plan.

Equity Incentive Plan – Stock Options

The Company has historically granted stock options to employees, directors, and consultants with vesting conditions based on continued service over time. Accordingly, stock compensation expense for such awards is recognized using a straight-line attribution model over the vesting term of each option.

The following table summarizes activity for time-based stock options under the 2022 Equity Incentive Plan and 2020 Equity Incentive Plan for the years ended December 31, 2024 and 2023:

		Weighted	Aggregate
	Number of	Average	Intrinsic
	Options	Exercise Price	Value
Outstanding as of December 31, 2022	913,856	$-	$3,199
Exercised	(613,510)	1.00
Cancelled	(300,346)	1.00
Outstanding as of December 31, 2023	-	$1.00	$-
Granted	147,000	1.00
Outstanding as of December 31, 2024	147,000	$1.00	$-
Vested and exercisable as of December 31, 2024	147,000	$1.00	$-

For the years ended December 31, 2024 and 2023, the Company recorded stock-based compensation expense of $0.03 million and $0.4 million, respectively, on its outstanding stock options. The fair value of each stock option granted is estimated using the Black-Scholes option pricing model, pursuant to which the weighted-average grant date fair value was $0.23 during the year ended December 31, 2024. There were no stock options granted during the year ended December 31, 2023. The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those stock options that had exercise prices lower than the fair value of the Company’s common stock. The aggregate intrinsic value of stock options exercised for the years ended December 31, 2024 and 2023 was $0 and $4.1 million, respectively. The following table summarizes the assumptions used in calculating the fair value of the stock options granted:

	For the year ended December 31,
	2024	2023
Risk-free interest rate	4.47%	-
Expected dividend yield	-	-
Expected term in years	2.50	-
Expected volatility	64.5%	-

On November 7, 2023, as part of the Business Combination, all vested shares under the 2020 Plan were exercised and converted at the appropriate conversion ratio to Common Stock of the Company. The Company issued 543,057 shares of Common Stock which represents 613,510 vested options less an exercise price of $1.00.

The expected term is applied to the time-based stock option grant group as a whole, as the Company does not expect substantially different exercise or post-vesting termination behavior among the Company’s employees, directors, and consultants. The risk-free interest rate is based on a U.S. treasury instrument, whose term is consistent with the expected term of the stock options. The Company’s stock price volatility assumption is based on historical volatility of a group of peer companies with similar characteristics to the Company and who have similar risk profiles and positions within the industry. The Company accounts for forfeitures as they occur.

As of December 31, 2024, there was no unrecognized stock compensation related to unvested stock options.

Equity Incentive Plan – Restricted Stock Awards (“RSAs”)

Prior to the Business Combination, the Company granted RSAs to employees, directors and service providers under the 2020 Equity Incentive Plan. The majority of RSAs granted to date have vesting conditions based on continuous service over time. Accordingly, stock compensation expense for the majority of such awards is recognized using a straight-line attribution model over the vesting term of each RSA. The fair value of each RSA is based on the estimated fair value of Legacy ONMD’s common stock on the date of the grant.

The following table summarizes activity for RSAs under the 2020 Equity Incentive Plan for the year ended December 31, 2023:

		Weighted
	Number of	Average Grant
	Awards	Date Fair Value
Nonvested as of December 31, 2022	177,275	$1.48
Granted	88,639	7.21
Vested	(265,914)	5.60
Nonvested as of December 31, 2023	-	$-

The total fair value of the Company’s previous RSAs vested during the year ended December 31, 2023 was $1.1 million. On November 7, 2023, as part of the Business Combination, all vested shares were exercised and converted at the appropriate conversion ratio to Common Stock of the Company.

Equity Incentive Plan – Restricted Stock Units (“RSUs”)

Starting in 2024, the Company began granting RSUs to employees and directors under the 2022 Equity Incentive Plan. Each of the RSUs represents the right to receive one share of the Company’s Common Stock upon vesting. The majority of RSUs granted to date have vesting conditions based on continuous service over time. Accordingly, stock compensation expense for the majority of such awards is recognized using a straight-line attribution model over the vesting term of each RSU. The fair value of each RSU is based on the closing price of the Company’s Common Stock on the date of grant.

The following table summarizes activity for RSUs under the 2022 Equity Incentive Plan for the year ended December 31, 2024:

		Weighted
	Number of	Average Grant
	Awards	Date Fair Value
Unvested at December 31, 2023	-	$-
Granted	2,143,737	0.48
Vested – issued	(200,000)	0.43
Vested – unissued	(558,279)	0.46
Cancelled	(318,333)	0.43
Unvested at December 31, 2024	1,067,125	$0.43

For the year ended December 31, 2024, the Company recorded stock-based compensation expense of $0.6 million on its outstanding RSUs. The fair value of RSUs that vested during the year ended December 31, 2024 was $0.3 million. As of December 31, 2024, the total unrecognized compensation related to unvested RSUs granted was $0.4 million, which the Company expects to recognize over a weighted-average period of approximately 1.24 years.

The Company recorded stock-based compensation expense in the following categories on the accompanying consolidated statements of operations for the periods presented (in thousands):

	For the year ended December 31,
	2024	2023
Cost of revenue	$17	$-
General and administrative	585	1,041
Sales and marketing	6	-
Research and development	20	434
Total stock-based compensation expense	$628	$1,475